Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Supplemental Data - Major Customers	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage			28.00%		19.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	24.00%	21.00%	14.00%	19.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage			19.00%		3.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	8.00%	0.00%	12.00%	0.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage			15.00%		11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	11.00%	11.00%	10.00%	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage			4.00%		11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	9.00%	3.00%	10.00%	3.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	9.00%	6.00%	7.00%	7.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	5.00%	6.00%	10.00%	6.00%
Credit Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage			6.00%		10.00%